Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets
Beginning balance	[1]	$ 4,104	$ 4,115
Ending balance		3,601	4,104	[1]
Goodwill
Reconciliation of changes in intangible assets
Beginning balance		2,201
Ending balance		1,970	2,201
Customer relationships
Reconciliation of changes in intangible assets
Beginning balance		1,748
Ending balance		1,483	1,748
Customer relationships | Glass Packaging North America
Reconciliation of changes in intangible assets
Beginning balance		0
Ending balance			0
Technology and other
Reconciliation of changes in intangible assets
Beginning balance		125
Ending balance		102	125
Computer software
Reconciliation of changes in intangible assets
Beginning balance		30
Ending balance		46	30
Cost
Reconciliation of changes in intangible assets
Beginning balance		4,895	4,644
Additions		37	21
Impairment		(186)
Derecognition of fully amortized assets			(42)
Exchange		(111)	272
Ending balance		4,635	4,895
Cost | Goodwill
Reconciliation of changes in intangible assets
Beginning balance		2,201	2,088
Impairment		(186)
Exchange		(45)	113
Ending balance		1,970	2,201
Cost | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance		2,355	2,258
Derecognition of fully amortized assets			(42)
Exchange		(55)	139
Ending balance		2,300	2,355
Cost | Technology and other
Reconciliation of changes in intangible assets
Beginning balance		251	234
Additions		12	5
Exchange		(8)	12
Ending balance		255	251
Cost | Computer software
Reconciliation of changes in intangible assets
Beginning balance		88	64
Additions		25	16
Exchange		(3)	8
Ending balance		110	88
Amortization
Reconciliation of changes in intangible assets
Beginning balance		(791)	(529)
Charge for the year		(265)	(264)
Derecognition of fully amortized assets			42
Exchange		22	(40)
Ending balance		(1,034)	(791)
Amortization | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance		(607)	(399)
Charge for the year		(227)	(225)
Derecognition of fully amortized assets			42
Exchange		17	(25)
Ending balance		(817)	(607)
Amortization | Technology and other
Reconciliation of changes in intangible assets
Beginning balance		(126)	(87)
Charge for the year		(30)	(31)
Exchange		3	(8)
Ending balance		(153)	(126)
Amortization | Computer software
Reconciliation of changes in intangible assets
Beginning balance		(58)	(43)
Charge for the year		(8)	(8)
Exchange		2	(7)
Ending balance		$ (64)	$ (58)

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements